Investment Risks	Aug. 29, 2026
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund .
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus Line Items
Risk [Text Block]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so .
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus Line Items
Risk [Text Block]	Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | IncomeRiskMember
Prospectus Line Items
Risk [Text Block]	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a money market security to decrease.
NCCMTGovernmentPortfolio-PROStandAlone | North Carolina Capital Management Trust - Government Portfolio | USGovernmentObligationsRiskMember
Prospectus Line Items
Risk [Text Block]	U.S. Government Obligations Risk. Certain securities in which the fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
Document Type	485BPOS